Exhibit 99.1

Nissan Auto Receivables 2016-A

Collection Period	31-Oct-17	30/360 Days	30 Collection Period Start	1-Oct-17
Distribution Date	15-Nov-17	Actual/360 Days	30 Collection Period End	31-Oct-17
			Prior Month Settlement Date	16-Oct-17
			Current Month Settlement Date	15-Nov-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,087,017,856.54	515,056,451.47	490,754,336.95	0.471124
Yield Supplement Overcollaterization		45,350,668.44	15,463,185.83	14,400,992.28
Total Adjusted Pool Balance		1,041,667,188.10	499,593,265.64	476,353,344.67
Total Adjusted Securities		1,041,666,666.68	499,593,265.64	476,353,344.67	0.457299
Class A-1 Notes	0.64000%	220,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.06000%	210,000,000.00	34,323,599.43	21,647,278.90	0.103082
Class A-2b Notes	1.58889%	175,000,000.00	28,602,999.53	18,039,399.09	0.103082
Class A-3 Notes	1.34000%	305,000,000.00	305,000,000.00	305,000,000.00	1.000000
Class A-4 Notes	1.59000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,666.68	41,666,666.68	41,666,666.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	12,676,320.53	30,319.18	60.3634311	0.1443770
Class A-2b Notes	10,563,600.44	37,872.52	60.3634311	0.2164144
Class A-3 Notes	0.00	340,583.33	—	1.1166667
Class A-4 Notes	0.00	119,250.00	—	1.3250000
Certificates	0.00	0.00	—	—

Total Securities	23,239,920.97	528,025.03

I. COLLECTIONS

Interest:
Interest Collections	1,124,122.88
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	1,124,122.88
Principal:
Principal Collections	23,918,406.80
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	23,918,406.80
Recoveries of Defaulted Receivables	181,013.32
Servicer Advances	0.00

Total Collections	25,223,543.00

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance—Beginning of Period	37,000	499,593,265.64
Total Principal Payment		23,239,920.97

	36,289	476,353,344.67

Nissan Auto Receivables 2016-A

III. DISTRIBUTIONS

Total Collections	25,223,543.00
Reserve Account Draw	0.00
Total Available for Distribution	25,223,543.00
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	429,213.71
Servicing Fee Paid	429,213.71
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	30,319.18
Class A-2a Notes Monthly Interest Paid	30,319.18
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	37,872.52
Class A-2b Notes Monthly Interest Paid	37,872.52
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	340,583.33
Class A-3 Notes Monthly Interest Paid	340,583.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	119,250.00
Class A-4 Notes Monthly Interest Paid	119,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-A

Total Note Monthly Interest
Total Note Monthly Interest Due	528,025.03
Total Note Monthly Interest Paid	528,025.03
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	24,266,304.26
4. Total Monthly Principal Paid on the Notes	23,239,920.97
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	23,239,920.97
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,026,383.29
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	1,026,383.29
V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,167.97
Beginning Reserve Account Balance	2,604,167.97
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,167.97
Required Reserve Account Amount for Next Period	2,604,167.97

VI. POOL STATISTICS

Weighted Average Coupon	2.59%
Weighted Average Remaining Maturity	38.03

	Amount	Number
Principal on Defaulted Receivables	383,707.72	33
Principal Recoveries of Defaulted Receivables	181,013.32

Monthly Net Losses	202,694.40
Pool Balance at Beginning of Collection Period	515,056,451.47
Net Loss Ratio for Third Preceding Collection Period	0.70%
Net Loss Ratio for Second Preceding Collection Period	0.35%
Net Loss Ratio for Preceding Collection Period	0.75%
Net Loss Ratio for Current Collection Period	0.47%
Four-Month Average Net Loss Ratio	0.57%
Cumulative Net Losses for all Periods	6,088,114.58

Nissan Auto Receivables 2016-A

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,286,853.50	212	0.67%
61-90 Days Delinquent	812,699.81	53	0.17%
91-120 Days Delinquent	97,962.91	13	0.02%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	4,197,516.22	278	0.86%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.21%	0.21%
Delinquency Ratio for Second Preceding Collection Period	0.21%	0.20%
Delinquency Ratio for Preceding Collection Period	0.20%	0.21%
Delinquency Ratio for Current Collection Period	0.19%	0.18%
Four-Month Average Delinquency Ratio	0.20%	0.20%
60 Day Delinquent Receivables	959,234.49
Delinquency Percentage	0.20%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO